November 17, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Investment Funds Inc. (the "Registrant")
	File No. 2-74288


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Registrant does not differ from that contained in Post-Effective Amendment No. 52 filed on November 12, 1998:

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/Robert Nelson
Robert Nelson
Assistant Secretary